BNY Mellon Municipal Intermediate ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.0%
Alabama — 2.5%
Black Belt Energy Gas District, Revenue Bonds (Gas Project) Ser. E(a)	5.00	6/1/2028	8,230,000	8,505,909
Black Belt Energy Gas District, Revenue Bonds (Gas Project) Ser. F(a)	5.50	12/1/2028	8,000,000	8,360,533
Black Belt Energy Gas District, Revenue Bonds, Ser. B(a)	5.25	12/1/2030	5,000,000	5,393,991
Black Belt Energy Gas District, Revenue Bonds, Ser. C(a)	5.00	7/1/2031	5,000,000	5,289,247
Southeast Energy Authority A Cooperative District, Revenue Bonds (Project No. 4) Ser. B1(a)	5.00	8/1/2028	1,045,000	1,079,720
Southeast Energy Authority A Cooperative District, Revenue Bonds (Project No. 5) Ser. A(a)	5.25	7/1/2029	10,000,000	10,506,928
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. C	5.00	11/1/2026	500,000	503,435
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. C	5.00	11/1/2029	1,000,000	1,045,907
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. E	5.00	10/1/2030	3,000,000	3,214,114
				43,899,784
Alaska — .4%
Alaska Housing Finance Corp., Revenue Bonds (Sustainable Bond) Ser. A	3.00	6/1/2051	2,815,000	2,772,615
Alaska International Airports System, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2030	1,610,000	1,762,238
Alaska International Airports System, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2031	2,740,000	3,034,496
				7,569,349
Arizona — 1.9%
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Communities LLC Project) Ser. A2	5.13	1/1/2059	3,450,000	3,221,344
Arizona Industrial Development Authority, Revenue Bonds (Greathearts Arizona Project) Ser. A	3.00	7/1/2034	770,000	720,771
Arizona Industrial Development Authority, Revenue Bonds (Greathearts Arizona Project) Ser. A	3.00	7/1/2035	795,000	734,892
Arizona Industrial Development Authority, Revenue Bonds (Greathearts Arizona Project) Ser. A	3.00	7/1/2036	820,000	748,500
Arizona Industrial Development Authority, Revenue Bonds (Greathearts Arizona Project) Ser. A	3.00	7/1/2037	1,000,000	898,733
Arizona Industrial Development Authority, Revenue Bonds (Greathearts Arizona Project) Ser. A	5.00	7/1/2035	880,000	930,198
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2049	2,000,000	1,812,793
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2033	900,000	962,870
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2034	1,000,000	1,066,052
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2035	850,000	902,400
Chandler Industrial Development Authority, Revenue Bonds (Intel Corp. Project)(a)	4.00	6/1/2029	5,000,000	5,079,383
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Banner Health Obligated Group) Ser. B	5.00	1/1/2034	10,935,000	11,982,220
Phoenix Civic Improvement Corp., Revenue Bonds, Refunding	5.00	7/1/2028	3,775,000	3,933,115
				32,993,271
Arkansas — .4%
Arkansas Development Finance Authority, Revenue Bonds (Washington Regional Medical Center)	5.00	2/1/2029	1,000,000	1,031,966
Arkansas Development Finance Authority, Revenue Bonds (Washington Regional Medical Center)	5.00	2/1/2030	1,135,000	1,178,849

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.0% (continued)
Arkansas — .4% (continued)
Arkansas Development Finance Authority, Revenue Bonds (Washington Regional Medical Center)	5.00	2/1/2031	1,150,000	1,200,062
Arkansas Development Finance Authority, Revenue Bonds (Washington Regional Medical Center)	5.00	2/1/2032	500,000	519,170
Beaver Water District of Benton & Washington Counties, Revenue Bonds	5.00	4/15/2032	200,000	222,837
Searcy Sales & Use Tax, Revenue Bonds	4.00	11/1/2036	2,365,000	2,380,983
				6,533,867
California — 7.6%
Alameda Corridor Transportation Authority, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2036	1,500,000	1,507,599
Burbank-Glendale-Pasadena Airport Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B	5.25	7/1/2043	3,250,000	3,599,187
Burbank-Glendale-Pasadena Airport Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B	5.25	7/1/2044	2,500,000	2,742,947
California, GO, Refunding	3.00	9/1/2030	8,785,000	8,926,168
California Community Choice Financing Authority, Revenue Bonds (Clean Energy Project) Ser. C(a)	5.00	10/1/2033	5,000,000	5,224,171
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) Ser. B1(a)	4.00	8/1/2031	1,475,000	1,497,388
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) Ser. F(a)	5.00	11/1/2032	3,000,000	3,195,325
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) Ser. F	5.00	11/1/2033	10,000,000	10,817,874
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project)(a)	5.00	8/1/2029	3,675,000	3,840,681
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project)(a)	5.00	4/1/2032	7,400,000	7,852,281
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project)(a)	5.25	10/1/2031	3,000,000	3,186,437
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. E1(a)	5.00	3/1/2031	1,325,000	1,399,398
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. H(a)	5.00	8/1/2033	2,500,000	2,710,259
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2032	300,000	316,675
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2033	250,000	262,527
California Health Facilities Financing Authority, Revenue Bonds (City of Hope Obligated Group)	5.00	11/15/2049	5,375,000	5,384,821
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Adventist Health System Obligated Group) Ser. A	4.00	3/1/2033	6,990,000	6,990,830
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Children’s Hospital of Orange County Obligated Group)	3.00	11/1/2036	1,250,000	1,193,704
California Municipal Finance Authority, Revenue Bonds (Concordia University Irvine)	4.00	1/1/2031	315,000	314,578
California Municipal Finance Authority, Revenue Bonds (Concordia University Irvine)	4.00	1/1/2032	225,000	223,636
California Municipal Finance Authority, Revenue Bonds (Concordia University Irvine)	4.00	1/1/2033	235,000	232,004
California Municipal Finance Authority, Revenue Bonds (Concordia University Irvine)	4.00	1/1/2034	250,000	244,699
California Municipal Finance Authority, Revenue Bonds (Concordia University Irvine)	4.00	1/1/2035	315,000	305,624

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.0% (continued)
California — 7.6% (continued)
California Municipal Finance Authority, Revenue Bonds (Concordia University Irvine)	4.00	1/1/2036	385,000	370,233
California Municipal Finance Authority, Revenue Bonds, Ser. A1	4.05	7/20/2041	5,425,561	5,360,169
California Municipal Finance Authority, Revenue Bonds, Refunding (Humangood – California Obligated Group) Ser. A	5.00	10/1/2040	3,840,000	4,073,664
California Statewide Communities Development Authority, Revenue Bonds (HR Ontario Hotel Project) Ser. A	5.00	4/1/2056	2,750,000	2,826,776
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	4.21	6/1/2050	7,250,000	5,226,227
Los Angeles Department of Water & Power, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.00	7/1/2040	1,000,000	1,099,074
Los Angeles Department of Water & Power, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.00	7/1/2041	1,000,000	1,093,375
Los Angeles Department of Water & Power, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.00	7/1/2042	625,000	679,596
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2037	1,585,000	1,746,673
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2041	5,000,000	5,307,184
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2038	6,825,000	7,314,048
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2041	2,100,000	2,196,937
New Haven Unified School District, GO (Insured; Assured Guaranty Corp.)(b)	0.00	8/1/2033	4,000,000	3,193,892
Sacramento County Water Financing Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corp.) Ser. B (.67 x (3 Month TSFR + 0.26%) + 0.55%)(c)	3.18	6/1/2034	7,630,000	7,503,892
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2032	2,000,000	2,204,470
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. A	5.25	5/1/2045	3,000,000	3,258,483
Santa Maria Joint Union High School District, GO	3.00	8/1/2040	2,390,000	2,145,841
Southern California Tobacco Securitization Authority, Revenue Bonds, Refunding (San Diego County Tobacco Asset Securitization Corp.)	5.00	6/1/2034	500,000	533,064
Southern California Tobacco Securitization Authority, Revenue Bonds, Refunding (San Diego County Tobacco Asset Securitization Corp.)	5.00	6/1/2037	2,000,000	2,113,526
				130,215,937
Colorado — 1.1%
Colorado, COP, Ser. A	4.00	12/15/2036	3,000,000	3,031,779
Colorado Bridge & Tunnel Enterprise, Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. A	5.00	12/1/2035	1,000,000	1,135,502
Colorado Housing & Finance Authority, Revenue Bonds (Insured; Government National Mortgage Association) Ser. F	4.25	11/1/2049	1,175,000	1,185,842
Colorado Housing & Finance Authority, Revenue Bonds, Ser. B	3.75	5/1/2050	1,520,000	1,519,348
Colorado Housing & Finance Authority, Revenue Bonds, Refunding (Insured; GNMA,FNMA, FHLMC) Ser. E	6.50	11/1/2055	3,000,000	3,398,508
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2033	2,000,000	2,193,706
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	5.00	1/15/2029	1,400,000	1,460,110
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	5.00	1/15/2030	1,000,000	1,057,312
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	5.00	7/15/2031	1,910,000	2,039,605
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	5.00	1/15/2032	1,300,000	1,387,371
				18,409,083
Connecticut — 2.2%
Ansonia, COP (Ansonia Fuel Cell Project)	4.13	12/1/2034	2,250,000	2,324,714

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.0% (continued)
Connecticut — 2.2% (continued)
Connecticut, GO (Sustainable Bond) Ser. B	4.00	1/15/2037	4,425,000	4,560,606
Connecticut, GO, Ser. A	5.00	3/15/2033	2,000,000	2,263,845
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Ser. B2(a)	5.00	7/1/2032	10,000,000	11,212,329
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Connecticut College) Ser. M	4.00	7/1/2038	1,045,000	1,045,958
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Fairfield University) Ser. R	3.25	7/1/2035	1,785,000	1,737,823
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Quinnipiac University) Ser. P	5.00	7/1/2043	5,000,000	5,451,255
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group)	4.00	7/1/2035	4,000,000	4,042,835
Connecticut Housing Finance Authority, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. D1	4.00	11/15/2047	90,000	90,139
Connecticut Housing Finance Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. D	5.00	11/15/2039	2,715,000	2,844,416
Windsor, GO, Refunding	2.00	6/15/2029	1,420,000	1,357,656
Windsor, GO, Refunding	2.00	6/15/2030	1,420,000	1,336,885
				38,268,461
District of Columbia — 1.9%
District of Columbia, Revenue Bonds, Refunding (Friendship Public Charter School)	5.00	6/1/2036	3,200,000	3,201,651
District of Columbia, Revenue Bonds, Refunding (KIPP DC Obligated Group) Ser. A	5.00	7/1/2037	4,925,000	4,982,400
District of Columbia, Revenue Bonds, Refunding (KIPP DC Obligated Group) Ser. A	5.00	7/1/2042	6,205,000	6,231,198
District of Columbia, Revenue Bonds, Refunding (KIPP DC Obligated Group) Ser. B	5.00	7/1/2037	1,010,000	1,021,771
District of Columbia Housing Finance Agency, Revenue Bonds, Ser. A2(a)	4.10	9/1/2030	2,500,000	2,588,887
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail) Ser. B	4.00	10/1/2036	1,250,000	1,257,152
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail) Ser. B	4.00	10/1/2038	1,000,000	999,920
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2031	3,720,000	4,060,097
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2032	7,000,000	7,702,017
				32,045,093
Florida — 3.3%
Florida Development Finance Corp., Revenue Bonds (Mater Academy Project) Ser. A	5.00	6/15/2035	1,000,000	1,009,284
Florida Municipal Power Agency, Revenue Bonds, Ser. A	3.00	10/1/2033	3,610,000	3,458,927
Jacksonville Housing Authority, Revenue Bonds (Westwood Apartments)	5.00	2/1/2034	8,500,000	9,089,779
Miami-Dade County, Revenue Bonds, Ser. C	4.00	4/1/2037	8,000,000	8,151,204
Miami-Dade County Aviation, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2034	6,000,000	6,672,734
Miami-Dade County Aviation, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2035	3,000,000	3,326,428
Miami-Dade County Aviation, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2036	2,500,000	2,752,916
Miami-Dade County Educational Facilities Authority, Revenue Bonds, Refunding (University of Miami) Ser. B	5.25	4/1/2036	10,000,000	11,509,598
Sarasota, Revenue Bonds (Bay Park)	5.00	9/1/2040	1,000,000	1,076,122
Sarasota, Revenue Bonds (Bay Park)	5.00	9/1/2041	2,095,000	2,241,371
Sarasota, Revenue Bonds (Bay Park)	5.00	9/1/2042	1,100,000	1,172,282

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.0% (continued)
Florida — 3.3% (continued)
Sarasota, Revenue Bonds (Bay Park)	5.00	9/1/2043	2,260,000	2,399,764
Tampa, Revenue Bonds (Insured; Build America Mutual) Ser. C	3.00	10/1/2036	4,940,000	4,781,056
				57,641,465
Georgia — 3.2%
Atlanta Water & Wastewater, Revenue Bonds, Refunding	5.00	11/1/2044	1,660,000	1,830,711
Fayette County Development Authority, Revenue Bonds (United States Soccer Federation)	5.00	10/1/2039	1,000,000	1,062,092
Fayette County Development Authority, Revenue Bonds (United States Soccer Federation)	5.00	10/1/2040	800,000	843,687
Fayette County Development Authority, Revenue Bonds (United States Soccer Federation)	5.00	10/1/2041	750,000	787,534
Fayette County Development Authority, Revenue Bonds (United States Soccer Federation)	5.00	10/1/2042	1,100,000	1,145,763
Fayette County Development Authority, Revenue Bonds (United States Soccer Federation)	5.00	10/1/2043	1,200,000	1,244,822
Fayette County Development Authority, Revenue Bonds (United States Soccer Federation)	5.00	10/1/2044	1,050,000	1,078,356
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Project No. 1) Ser. A	5.00	1/1/2039	1,100,000	1,202,262
Georgia Municipal Electric Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2035	3,325,000	3,727,439
Main Street Natural Gas, Inc., Revenue Bonds, Ser. B(a)	5.00	6/1/2029	5,000,000	5,207,571
Main Street Natural Gas, Inc., Revenue Bonds, Ser. C(a)	5.00	9/1/2030	10,000,000	10,631,363
Main Street Natural Gas, Inc., Revenue Bonds, Ser. C(a)	5.00	12/1/2031	10,355,000	10,936,897
Main Street Natural Gas, Inc., Revenue Bonds, Ser. D(a)	5.00	12/1/2030	2,000,000	2,107,400
Main Street Natural Gas, Inc., Revenue Bonds, Ser. D(a)	5.00	4/1/2031	5,000,000	5,319,574
Main Street Natural Gas, Inc., Revenue Bonds, Ser. E(a)	5.00	12/1/2032	7,500,000	7,959,607
				55,085,078
Hawaii — .1%
Hawaii Airports System, Revenue Bonds, Ser. A	5.00	7/1/2030	1,420,000	1,527,465
Idaho — .5%
Idaho Health Facilities Authority, Revenue Bonds (St. Luke’s Health System Project) Ser. B(a)	5.00	3/1/2032	4,000,000	4,353,493
Idaho Health Facilities Authority, Revenue Bonds (St. Luke’s Health System Project) Ser. C(a)	5.00	3/1/2035	2,500,000	2,779,111
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke’s Health System Obligated Group)	4.00	3/1/2033	575,000	591,628
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke’s Health System Obligated Group)	4.00	3/1/2034	400,000	410,179
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke’s Health System Obligated Group)	4.00	3/1/2035	275,000	280,858
				8,415,269
Illinois — 9.5%
Chicago, GO, Refunding, Ser. A	5.00	1/1/2029	8,000,000	8,219,002
Chicago, GO, Refunding, Ser. A	5.00	1/1/2034	10,000,000	10,289,527
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	12/1/2035	1,000,000	1,026,584
Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2036	1,340,000	1,468,459
Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2037	1,675,000	1,825,166
Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2038	1,780,000	1,929,820
Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2040	3,350,000	3,675,259
Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2041	1,650,000	1,794,200
Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2028	8,145,000	8,423,930

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.0% (continued)
Illinois — 9.5% (continued)
Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2041	2,000,000	2,213,416
Chicago Park District, GO, Ser. B	5.00	1/1/2035	2,500,000	2,767,087
Chicago Park District, GO, Refunding, Ser. C	4.00	1/1/2032	1,000,000	1,020,325
Chicago Park District, GO, Refunding, Ser. C	4.00	1/1/2034	10,210,000	10,338,853
Chicago Park District, GO, Refunding, Ser. C	4.00	1/1/2035	4,250,000	4,288,039
Chicago Park District, GO, Refunding, Ser. D	4.00	1/1/2032	960,000	978,537
Chicago Park District, GO, Refunding, Ser. F2	4.00	1/1/2036	1,250,000	1,256,326
Chicago Park District, GO, Refunding, Ser. F2	4.00	1/1/2038	2,000,000	1,997,062
Chicago Transit Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2042	3,600,000	3,903,552
Chicago Waterworks, Revenue Bonds, Ser. A	5.00	11/1/2044	3,000,000	3,205,854
Cook County Community Unit Elmwood Park School District No. 401, GO (Insured; Assured Guaranty Corp.) Ser. A	4.00	12/1/2029	1,480,000	1,530,675
DuPage & Cook Counties Township High School District No. 86, GO	4.00	1/15/2035	5,205,000	5,254,675
DuPage County School District No. 60, GO, Ser. A	4.00	12/30/2032	1,500,000	1,515,164
Illinois, GO, Ser. A	5.00	3/1/2031	480,000	521,449
Illinois, GO, Ser. A	5.00	3/1/2032	2,045,000	2,211,362
Illinois, GO, Ser. B	5.00	12/1/2030	5,750,000	6,230,046
Illinois, GO, Ser. B	5.00	5/1/2036	3,000,000	3,297,918
Illinois, GO, Ser. B	5.00	5/1/2037	3,500,000	3,820,782
Illinois, GO, Refunding (Insured; Assured Guaranty Corp.)	4.00	2/1/2030	7,250,000	7,306,514
Illinois, Revenue Bonds, Ser. B	5.00	6/15/2039	15,000,000	16,448,022
Illinois Finance Authority, Revenue Bonds (Provident Group-UIC Grenshaw Parking Properties LLC-University of Illinois Chicago Parking Structure Project) Ser. A	5.00	10/1/2039	2,010,000	2,210,704
Illinois Finance Authority, Revenue Bonds, Refunding (Noble Network of Charter Schools) Ser. A	5.00	9/1/2030	855,000	896,318
Illinois Finance Authority, Revenue Bonds, Refunding (Noble Network of Charter Schools) Ser. A	5.00	9/1/2031	910,000	957,981
Illinois Finance Authority, Revenue Bonds, Refunding (Noble Network of Charter Schools) Ser. A	5.00	9/1/2032	960,000	1,005,035
Illinois Finance Authority, Revenue Bonds, Refunding (Noble Network of Charter Schools) Ser. A	5.00	9/1/2033	695,000	724,442
Illinois Finance Authority, Revenue Bonds, Refunding (Noble Network of Charter Schools) Ser. A	5.00	9/1/2034	730,000	757,430
Illinois Finance Authority, Revenue Bonds, Refunding (Noble Network of Charter Schools) Ser. A	5.00	9/1/2035	770,000	795,186
Illinois Finance Authority, Revenue Bonds, Refunding (OSF Healthcare System Obligated Group) Ser. B2(a)	5.00	11/15/2026	3,000,000	3,002,260
Illinois Finance Authority, Revenue Bonds, Refunding (UChicago Medicine) Ser. A1(a)	5.00	8/15/2030	4,000,000	4,312,920
Illinois Toll Highway Authority, Revenue Bonds, Ser. A	5.00	1/1/2042	3,120,000	3,379,324
Maine Township High School District No. 207, GO	3.00	12/1/2032	1,650,000	1,612,883
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	1/1/2038	7,200,000	7,918,497
University of Illinois Auxiliary Facilities System, Revenue Bonds, Refunding, Ser. A	5.25	4/1/2043	3,000,000	3,280,550
University of Illinois Auxiliary Facilities System, Revenue Bonds, Refunding, Ser. A	5.25	4/1/2044	2,000,000	2,171,319
Village of Westmont, GO	5.00	12/1/2042	1,990,000	2,166,113
Village of Westmont, GO	5.00	12/1/2043	2,195,000	2,363,909
Village of Westmont, GO	5.00	12/1/2044	1,750,000	1,867,904
Will County Forest Preserve District, GO	5.00	12/15/2040	1,225,000	1,331,131

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.0% (continued)
Illinois — 9.5% (continued)
Will County Forest Preserve District, GO	5.00	12/15/2043	1,950,000	2,077,967
Will County Forest Preserve District, GO	5.00	12/15/2044	1,400,000	1,485,076
				163,074,554
Indiana — 2.6%
Clark-Pleasant Community School Building Corp., Revenue Bonds (Insured; State Aid Intercept)	5.00	7/15/2041	1,575,000	1,711,819
Columbus Multi School Building Corp., Revenue Bonds (Insured; State Aid Intercept)	5.00	7/15/2041	1,000,000	1,085,411
Columbus Multi School Building Corp., Revenue Bonds (Insured; State Aid Intercept)	5.00	1/15/2044	1,050,000	1,118,022
Indiana Finance Authority, Revenue Bonds (Goshen Health Obligated Group) Ser. A	5.00	11/1/2027	740,000	754,387
Indiana Finance Authority, Revenue Bonds (Goshen Health Obligated Group) Ser. A	5.00	11/1/2028	775,000	797,684
Indiana Finance Authority, Revenue Bonds (Goshen Health Obligated Group) Ser. B(a)	2.10	11/1/2026	2,700,000	2,673,141
Indiana Finance Authority, Revenue Bonds (Indiana University Health Obligated Group) Ser. B2(a)	5.00	7/1/2030	5,000,000	5,367,413
Indiana Finance Authority, Revenue Bonds, Refunding (Franciscan Alliance, Inc. Obligated Group) Ser. A	5.00	11/1/2041	5,000,000	5,522,695
Indiana Finance Authority, Revenue Bonds, Refunding (Indiana University Health) Ser. D4(a)	5.00	10/1/2035	6,000,000	6,700,045
Indiana Finance Authority, Revenue Bonds, Refunding (Newsfields)	4.00	2/1/2034	2,000,000	2,086,187
IPS Multi-School Building Corp., Revenue Bonds (Insured; State Aid Intercept)	5.00	7/15/2037	1,000,000	1,127,745
IPS Multi-School Building Corp., Revenue Bonds (Insured; State Aid Intercept)	5.00	7/15/2038	1,650,000	1,847,913
IPS Multi-School Building Corp., Revenue Bonds (Sustainable Bond) (Insured; State Aid Intercept)	5.00	7/15/2037	3,825,000	4,216,261
IPS Multi-School Building Corp., Revenue Bonds (Sustainable Bond) (Insured; State Aid Intercept)	5.00	7/15/2038	2,940,000	3,214,742
Northern Indiana Commuter Transportation District, Revenue Bonds	5.00	1/1/2043	710,000	756,201
Northern Indiana Commuter Transportation District, Revenue Bonds	5.00	1/1/2044	1,500,000	1,592,548
Twin Lakes School Building Corp., Revenue Bonds (Insured; State Aid Intercept)	5.00	1/15/2044	1,500,000	1,567,713
Wawasee High School Building Corp., Revenue Bonds (Insured; State Aid Intercept)	5.00	7/15/2041	1,975,000	2,136,505
				44,276,432
Iowa — .2%
PEFA, Inc., Revenue Bonds, Refunding (Gas Project) Ser. A	5.00	4/1/2035	2,500,000	2,665,427
Kentucky — 1.6%
Kentucky Property & Building Commission, Revenue Bonds (Project No. 132) Ser. A	5.00	4/1/2043	2,420,000	2,646,016
Kentucky Property & Building Commission, Revenue Bonds (Project No. 132) Ser. A	5.00	4/1/2045	3,750,000	4,044,188
Kentucky Public Energy Authority, Revenue Bonds, Ser. A(a)	5.00	7/1/2030	10,000,000	10,475,170
Kentucky Public Energy Authority, Revenue Bonds, Refunding, Ser. A(a)	5.25	12/1/2029	5,000,000	5,284,678
Kentucky Public Energy Authority, Revenue Bonds, Refunding, Ser. C	5.00	5/1/2036	5,000,000	5,317,463
				27,767,515
Louisiana — .7%
East Baton Rouge Sewerage Commission, Revenue Bonds, Refunding, Ser. A(a)	1.30	2/1/2028	5,000,000	4,764,985
Ernest N Morial New Orleans Exhibition Hall Authority, Special Tax Bonds	5.00	7/15/2036	1,330,000	1,490,575
Ernest N Morial New Orleans Exhibition Hall Authority, Special Tax Bonds	5.00	7/15/2037	1,430,000	1,593,643
Shreveport, GO (Insured; Assured Guaranty Corp.)	5.00	3/1/2039	1,000,000	1,098,688

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.0% (continued)
Louisiana — .7% (continued)
Shreveport, GO (Insured; Assured Guaranty Corp.)	5.00	3/1/2041	1,000,000	1,085,548
Shreveport, GO (Insured; Assured Guaranty Corp.)	5.00	3/1/2044	1,250,000	1,328,613
				11,362,052
Maine — .2%
Maine Governmental Facilities Authority, Revenue Bonds, Ser. A	5.00	10/1/2037	3,000,000	3,389,377
Maryland — 1.4%
Howard County Housing Commission, Revenue Bonds, Refunding (Sustainable Bond) Ser. A	1.20	6/1/2027	2,000,000	1,951,362
Maryland Community Development Administration, Revenue Bonds, Refunding, Ser. B	4.00	9/1/2049	1,185,000	1,188,170
Maryland Department of Transportation, Revenue Bonds (BWI Thurgood Marshall Airport) (Insured; Assured Guaranty Corp.) Ser. A	5.00	8/1/2027	925,000	946,595
Maryland Department of Transportation, Revenue Bonds (BWI Thurgood Marshall Airport) (Insured; Assured Guaranty Corp.) Ser. A	5.00	8/1/2029	1,395,000	1,481,149
Maryland Department of Transportation, Revenue Bonds (BWI Thurgood Marshall Airport) (Insured; Assured Guaranty Corp.) Ser. A	5.00	8/1/2031	1,375,000	1,498,562
Maryland Department of Transportation, Revenue Bonds (BWI Thurgood Marshall Airport) (Insured; Assured Guaranty Corp.) Ser. A	5.00	8/1/2032	1,550,000	1,702,845
Maryland Department of Transportation, Revenue Bonds (BWI Thurgood Marshall Airport) (Insured; Assured Guaranty Corp.) Ser. A	5.00	8/1/2033	1,150,000	1,270,183
Maryland Department of Transportation, Revenue Bonds (BWI Thurgood Marshall Airport) (Insured; Assured Guaranty Corp.) Ser. A	5.00	8/1/2034	675,000	750,037
Maryland Department of Transportation, Revenue Bonds, Ser. A	3.00	10/1/2031	4,000,000	4,004,341
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (MedStar Health Obligated Group) Ser. B(a)	5.00	8/15/2036	5,000,000	5,617,542
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2037	1,050,000	1,135,191
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2038	1,300,000	1,396,885
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2040	945,000	1,001,939
				23,944,801
Massachusetts — 2.9%
Massachusetts Development Finance Agency, Revenue Bonds, Ser. A(a)	5.00	11/1/2035	5,000,000	5,804,054
Massachusetts Development Finance Agency, Revenue Bonds, Ser. T2(a)	5.00	10/1/2035	7,000,000	7,961,545
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Children’s Hospital) (LOC; TD Bank NA) Ser. U2(d)	2.80	3/1/2048	4,800,000	4,800,000
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emmanuel College) Ser. A	5.00	10/1/2033	5,000,000	5,004,604
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	4.00	2/15/2036	5,500,000	5,951,136
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. Q	5.00	12/1/2042	8,500,000	9,262,282
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. R	5.00	12/1/2043	1,440,000	1,532,792
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. R	5.00	12/1/2044	1,000,000	1,054,141
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2028	2,000,000	2,065,324
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2029	2,250,000	2,386,357
Massachusetts Health & Educational Facilities Authority, Revenue Bonds (Museum of Fine Arts) Ser. A1(d)	2.90	12/1/2037	5,000,000	5,000,000
				50,822,235

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.0% (continued)
Michigan — 1.2%
L’Anse Creuse Public Schools, GO (Insured; Qualified School Board Loan Fund) Ser. I	5.00	5/1/2042	1,500,000	1,638,875
Michigan Finance Authority, Revenue Bonds, Refunding (McLaren Health Care Corp. Obligated Group) Ser. D2(a)	1.20	4/13/2028	5,000,000	4,777,895
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Credit Corp. Obligated Group)	4.00	12/1/2035	2,500,000	2,517,542
Michigan Hospital Finance Authority, Revenue Bonds, Refunding, Ser. B1(a)	5.00	6/1/2032	5,000,000	5,484,636
Utica Community Schools, GO (Insured; Qualified School Board Loan Fund)	5.00	5/1/2033	5,470,000	6,193,319
				20,612,267
Minnesota — 1.0%
Minneapolis-St. Paul Metropolitan Airports Commission, Revenue Bonds, Ser. B	5.00	1/1/2031	3,980,000	4,298,626
Minneapolis-St. Paul Metropolitan Airports Commission, Revenue Bonds, Ser. B	5.00	1/1/2039	5,000,000	5,395,920
Minnesota Health & Education Facilities Authority, Revenue Bonds (University of St. Thomas) Ser. A	5.00	10/1/2039	3,810,000	4,064,660
Minnesota Housing Finance Agency, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. B	4.00	7/1/2047	70,000	70,044
St. Cloud, Revenue Bonds, Refunding (CentraCare Health System)	5.00	5/1/2041	2,000,000	2,165,067
St. Cloud, Revenue Bonds, Refunding (CentraCare Health System)	5.00	5/1/2042	2,000,000	2,151,399
				18,145,716
Mississippi — .3%
Mississippi Business Finance Corp., Revenue Bonds, Ser. A(d)	2.85	12/1/2030	5,500,000	5,500,000
Missouri — 1.1%
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2026	1,000,000	1,000,000
Kansas City, Revenue Bonds, Refunding, Ser. C	5.00	4/1/2038	4,210,000	4,664,454
Kansas City, Revenue Bonds, Refunding, Ser. C	5.00	4/1/2039	2,175,000	2,397,260
Kansas City Industrial Development Authority, Revenue Bonds (Kansas City International Airport)	4.00	3/1/2034	3,500,000	3,540,705
Kansas City Industrial Development Authority, Revenue Bonds (Kansas City International Airport)	4.00	3/1/2035	2,000,000	2,021,911
Missouri Health & Educational Facilities Authority, Revenue Bonds, Ser. C(a)	5.00	4/1/2035	5,000,000	5,577,577
				19,201,907
Montana — .0%
Montana Board of Housing, Revenue Bonds, Ser. A2	3.50	6/1/2044	390,000	389,152
Montana Facility Finance Authority, Revenue Bonds, Refunding (Billings Clinic Obligated Group)	5.00	8/15/2027	500,000	511,583
				900,735
Nebraska — .8%
Central Plains Energy, Revenue Bonds, Refunding (Project No. 4) Ser. A(a)	5.00	11/1/2029	5,000,000	5,253,333
Nebraska Investment Finance Authority, Revenue Bonds (Sustainable Bond) (Insured; GNMA, FNMA, FHLMC) Ser. C	5.50	9/1/2053	1,945,000	2,052,312
Omaha Airport Authority, Revenue Bonds (Insured; Assured Guaranty Corp.)	5.00	12/15/2029	1,125,000	1,201,783
Omaha Airport Authority, Revenue Bonds (Insured; Assured Guaranty Corp.)	5.00	12/15/2030	1,875,000	2,032,293
Omaha Airport Authority, Revenue Bonds (Insured; Assured Guaranty Corp.)	5.00	12/15/2031	2,235,000	2,446,102
				12,985,823
Nevada — 1.6%
Clark County, Revenue Bonds	5.00	7/1/2040	10,000,000	10,891,035
Las Vegas Valley Water District, GO, Refunding, Ser. C	4.00	6/1/2036	6,295,000	6,514,002
Nevada, GO, Refunding, Ser. A	3.00	5/1/2035	5,005,000	4,826,707

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.0% (continued)
Nevada — 1.6% (continued)
Nevada Housing Division, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	4.00	4/1/2049	720,000	724,071
Washoe County, Revenue Bonds, Refunding (Sierra Pacific Power Co.) Ser. B(a)	3.63	10/1/2029	4,015,000	4,058,018
				27,013,833
New Jersey — 4.1%
Casino Reinvestment Development Authority, Inc., Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. B	5.00	11/1/2033	1,000,000	1,120,281
Casino Reinvestment Development Authority, Inc., Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2030	1,000,000	1,084,302
Casino Reinvestment Development Authority, Inc., Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2031	1,370,000	1,504,535
Casino Reinvestment Development Authority, Inc., Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2032	1,355,000	1,504,455
Casino Reinvestment Development Authority, Inc., Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2033	2,400,000	2,688,675
Casino Reinvestment Development Authority, Inc., Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2034	2,300,000	2,594,807
Casino Reinvestment Development Authority, Inc., Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2035	1,600,000	1,792,213
Casino Reinvestment Development Authority, Inc., Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2036	1,250,000	1,389,488
Fair Lawn, GO	2.00	9/1/2029	2,215,000	2,110,922
New Jersey, GO (COVID-19 Emergency Bonds) Ser. A	3.00	6/1/2032	1,000,000	998,309
New Jersey Economic Development Authority, Revenue Bonds (Sustainable Bond) Ser. QQQ	4.00	6/15/2034	1,000,000	1,024,718
New Jersey Educational Facilities Authority, Revenue Bonds, Ser. A(a)	5.00	7/1/2031	8,725,000	9,540,507
New Jersey Educational Facilities Authority, Revenue Bonds, Ser. A(a)	5.00	7/1/2035	5,000,000	5,769,681
Sussex County, GO, Refunding	2.00	6/15/2029	1,945,000	1,859,606
Sussex County, GO, Refunding	2.00	6/15/2030	1,945,000	1,826,084
The Passaic County Improvement Authority, Revenue Bonds (Paterson Charter School for Science and Technology Project)	4.13	7/1/2033	600,000	609,347
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2032	10,000,000	10,365,719
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2033	12,000,000	12,422,808
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2034	10,000,000	10,344,084
				70,550,541
New Mexico — .3%
New Mexico Mortgage Finance Authority, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	3.00	3/1/2053	1,350,000	1,326,178
New Mexico Mortgage Finance Authority, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. D	5.30	9/1/2048	2,975,000	3,066,828
				4,393,006
New York — 11.3%
Build New York City Resource Corp., Revenue Bonds (The Nightingale-Bamford School Project)	5.00	7/1/2040	5,500,000	6,044,563
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. B1	5.00	11/15/2036	5,000,000	5,040,360
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2037	10,000,000	11,163,667
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. B	5.00	11/15/2034	6,035,000	6,867,543
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. D	5.00	11/15/2031	10,000,000	10,090,790
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. D	5.00	11/15/2037	1,580,000	1,626,009
Metropolitan Transportation Authority Hudson Rail Yards Trust, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2051	5,000,000	5,000,102

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.0% (continued)
New York — 11.3% (continued)
New York City, GO, Ser. C	5.25	3/1/2047	5,000,000	5,299,737
New York City, GO, Ser. D1	4.00	3/1/2042	1,500,000	1,474,532
New York City, GO, Refunding, Ser. F1	5.00	8/1/2030	10,000,000	10,870,835
New York City Housing Development Corp., Revenue Bonds (Sustainable Bond)	2.15	11/1/2028	1,290,000	1,244,596
New York City Housing Development Corp., Revenue Bonds, Ser. A1	3.38	11/15/2029	2,655,000	2,655,967
New York City Municipal Water Finance Authority, Revenue Bonds, Ser. BB(d)	1.55	6/15/2051	3,000,000	3,000,000
New York City Transitional Finance Authority, Revenue Bonds (LOC; Sumitomo Mitsui Banking) Ser. C5(d)	1.55	11/1/2041	2,200,000	2,200,000
New York City Transitional Finance Authority, Revenue Bonds, Ser. A1	5.25	5/1/2048	3,225,000	3,434,532
New York City Transitional Finance Authority, Revenue Bonds, Ser. I	5.00	11/1/2040	3,070,000	3,427,816
New York City Transitional Finance Authority, Revenue Bonds, Refunding, Ser. F1	5.00	11/1/2033	4,000,000	4,523,459
New York City Transitional Finance Authority Future Tax Secured, Revenue Bonds, Ser. F1	5.00	2/1/2039	7,700,000	8,623,633
New York City Transitional Finance Authority Future Tax Secured, Revenue Bonds, Ser. F1	5.00	2/1/2045	2,690,000	2,895,029
New York Energy Finance Development Corp., Revenue Bonds(a)	5.00	12/1/2033	5,000,000	5,174,375
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project) Ser. 1(e)	5.00	11/15/2044	15,400,000	15,412,512
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 2-3 World Trade Center Project) Ser. 2(e)	5.15	11/15/2034	3,500,000	3,503,018
New York Liberty Development Corp., Revenue Bonds, Refunding (Sustainable Bond) Ser. A	1.45	11/15/2029	5,000,000	4,555,123
New York Liberty Development Corp., Revenue Bonds, Refunding, Ser. 1WTC	3.00	2/15/2042	5,000,000	4,171,358
New York State Dormitory Authority, Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. A	5.00	10/1/2035	10,000,000	11,332,146
New York State Dormitory Authority, Revenue Bonds, Refunding (Northwell Health Obligated Group) Ser. A	4.00	5/1/2039	2,000,000	1,989,495
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	4.00	3/15/2038	5,000,000	5,043,867
New York State Housing Finance Agency, Revenue Bonds (LOC; TD Bank NA) Ser. A8(d)	1.60	5/1/2044	500,000	500,000
New York State Mortgage Agency, Revenue Bonds, Ser. 223	2.65	10/1/2034	7,020,000	6,388,547
New York State Mortgage Agency, Revenue Bonds, Refunding, Ser. 220	2.40	10/1/2034	10,545,000	9,464,392
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2041	2,000,000	2,000,685
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2046	2,500,000	2,499,987
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 234	5.25	8/1/2047	5,000,000	5,256,807
St. Lawrence County Industrial Development Agency, Revenue Bonds, Refunding (Clarkson University Project)	5.00	9/1/2032	595,000	615,786
The Trust for Cultural Resources of The City of New York, Revenue Bonds (Lincoln Center For The Performing Arts, Inc.) Ser. A	5.00	12/1/2035	3,000,000	3,402,802
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding	4.00	11/15/2037	1,150,000	1,178,250
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. A	4.00	11/15/2037	4,980,000	5,118,297
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. A(b)	0.00	11/15/2029	10,000,000	9,018,661
Troy Capital Resource Corp., Revenue Bonds, Refunding (Rensselaer Polytechnic Institute)	5.00	9/1/2031	1,625,000	1,737,503
Webster Central School District, GO, Refunding (Insured; State Aid Withholding)	2.00	6/15/2030	1,180,000	1,112,167
				194,958,948

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.0% (continued)
Ohio — 1.7%
Columbus Regional Airport Authority, Revenue Bonds, Refunding (John Glenn Columbus International Airport) Ser. A	5.00	1/1/2030	1,405,000	1,491,133
Columbus Regional Airport Authority, Revenue Bonds, Refunding (John Glenn Columbus International Airport) Ser. A	5.00	1/1/2031	5,910,000	6,346,539
Montgomery County, Revenue Bonds, Refunding (Kettering Health Network Obligated Group)	4.00	8/1/2037	695,000	693,314
Montgomery County, Revenue Bonds, Refunding (Kettering Health Network Obligated Group)	5.00	8/1/2036	500,000	531,721
Ohio Air Quality Development Authority, Revenue Bonds (Ohio Valley Electric Corp.)(a)	2.60	10/1/2029	2,500,000	2,423,029
Ohio Higher Educational Facility Commission, Revenue Bonds, Refunding (John Carroll University)	4.00	10/1/2037	4,835,000	4,553,288
Ohio Higher Educational Facility Commission, Revenue Bonds, Refunding (John Carroll University)	4.00	10/1/2042	3,205,000	2,811,570
Ohio Housing Finance Agency, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	4.50	3/1/2047	305,000	305,839
Ohio Housing Finance Agency, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. D	4.00	3/1/2047	420,000	420,376
Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds, Ser. C(d)	2.80	12/1/2054	3,100,000	3,100,000
The University of Akron, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2033	3,030,000	3,034,027
Wadsworth School District, GO	3.00	12/1/2045	2,040,000	1,651,089
Wadsworth School District, GO	4.00	12/1/2056	1,500,000	1,372,926
				28,734,851
Oklahoma — 1.1%
Oklahoma, GO	2.00	3/1/2029	5,190,000	4,964,131
Oklahoma, GO	3.00	3/1/2038	1,285,000	1,162,656
Oklahoma Industries Authority, Revenue Bonds (Oklahoma City Public Schools Project)	5.00	4/1/2033	3,000,000	3,359,933
Oklahoma Turnpike Authority, Revenue Bonds, Ser. A	5.00	1/1/2039	5,000,000	5,591,729
Oklahoma Turnpike Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2032	1,600,000	1,770,959
Tulsa County Industrial Authority, Revenue Bonds (Broken Arrow Public Schools Project)	5.00	9/1/2032	1,600,000	1,755,322
Tulsa County Industrial Authority, Revenue Bonds (Broken Arrow Public Schools Project)	5.00	9/1/2033	1,050,000	1,160,379
				19,765,109
Oregon — 1.7%
Oregon Coast Community College District, GO (Insured; School Board Guaranty)	5.00	6/15/2030	225,000	244,651
Oregon Coast Community College District, GO (Insured; School Board Guaranty)	5.00	6/15/2031	325,000	358,790
Oregon Health & Science University, Revenue Bonds, Refunding, Ser. B2(a)	5.00	2/1/2032	5,500,000	5,971,808
Oregon State Business Development Commission, Revenue Bonds (Intel Corp. Project) Ser. 232(a)	3.80	6/15/2028	7,000,000	7,081,031
Portland Sewer System, Revenue Bonds, Ser. A	4.50	5/1/2037	13,635,000	13,642,484
Salem Hospital Facility Authority, Revenue Bonds, Refunding (Salem Health Project) Ser. A	5.00	5/15/2038	2,105,000	2,187,298
				29,486,062
Pennsylvania — 5.6%
Allegheny County Higher Education Building Authority, Revenue Bonds, Refunding (Duquesne University of the Holy Spirit) Ser. 20	5.00	3/1/2029	1,005,000	1,060,088
Chester County Health & Education Facilities Authority, Revenue Bonds, Refunding (Main Line Health System Obligated Group) Ser. A	4.00	10/1/2037	2,105,000	2,113,219
Delaware Valley Regional Finance Authority, Revenue Bonds, Ser. A	2.00	10/1/2029	1,000,000	954,473

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.0% (continued)
Pennsylvania — 5.6% (continued)
Delaware Valley Regional Finance Authority, Revenue Bonds, Refunding, Ser. A	4.00	12/1/2036	4,000,000	4,146,366
Delaware Valley Regional Finance Authority, Revenue Bonds, Refunding, Ser. A	4.00	12/1/2038	3,400,000	3,476,571
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)(a)	5.00	4/1/2030	5,015,000	5,309,871
Pennsylvania, GO	3.00	5/15/2034	5,280,000	5,130,411
Pennsylvania, GO	3.00	5/15/2035	3,000,000	2,888,079
Pennsylvania, GO	3.50	3/1/2031	5,000,000	5,027,581
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding, Ser. A	4.00	11/15/2036	3,750,000	3,757,068
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding, Ser. AT-1	5.00	6/15/2029	750,000	750,552
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding, Ser. AT-1	5.00	6/15/2029	4,185,000	4,190,454
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding, Ser. AV-1	4.00	6/15/2032	1,355,000	1,379,535
Pennsylvania Housing Finance Agency, Revenue Bonds (Sustainable Bond)	4.95	10/1/2038	6,645,000	7,022,756
Pennsylvania Housing Finance Agency, Revenue Bonds, Ser. 118B	3.80	10/1/2035	3,000,000	2,999,993
Pennsylvania Housing Finance Agency, Revenue Bonds, Refunding, Ser. 122	3.65	10/1/2032	4,690,000	4,690,085
Pennsylvania Housing Finance Agency, Revenue Bonds, Refunding, Ser. 122	4.00	10/1/2046	240,000	239,847
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2038	10,000,000	10,244,986
Philadelphia Airport, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2028	2,475,000	2,576,116
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding (St. Joseph’s University)	5.00	11/1/2028	1,000,000	1,043,389
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding (St. Joseph’s University)	5.00	11/1/2029	1,000,000	1,057,788
Philadelphia Housing Authority, Revenue Bonds (PHADC Acquisition Program) Ser. A	5.00	3/1/2033	5,125,000	5,610,604
Philadelphia Housing Authority, Revenue Bonds (PHADC Acquisition Program) Ser. A	5.00	3/1/2036	5,775,000	6,341,862
Philadelphia Housing Authority, Revenue Bonds (PHADC Acquisition Program) Ser. A	5.25	3/1/2039	8,320,000	9,177,605
The Pennsylvania State University, Revenue Bonds, Ser. A	5.00	9/1/2042	5,000,000	5,100,662
				96,289,961
Rhode Island — 2.0%
Rhode Island, GO, Ser. A	5.00	8/1/2038	14,075,000	15,368,110
Rhode Island Health & Educational Building Corp., Revenue Bonds (Providence College)	5.00	11/1/2047	2,045,000	2,047,230
Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. C	5.00	5/15/2040	1,315,000	1,427,598
Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. C	5.00	5/15/2041	2,490,000	2,690,628
Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. C	5.00	5/15/2042	4,750,000	5,096,382
Rhode Island Health and Educational Building Corp., Revenue Bonds (Central Falls Public School Projects)	5.00	5/15/2041	1,595,000	1,730,430
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds (Insured; GNMA) Ser. 70	4.00	10/1/2049	1,085,000	1,089,760
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds (Sustainable Bond) Ser. 76-A	3.00	10/1/2051	3,770,000	3,716,725
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds (Sustainable Bond) Ser. 76-A	5.00	4/1/2029	535,000	566,796
				33,733,659

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.0% (continued)
South Carolina — .8%
South Carolina Housing Finance & Development Authority, Revenue Bonds (Insured; GNMA,FNMA, FHLMC) Ser. A	6.00	1/1/2033	965,000	1,128,378
South Carolina Housing Finance & Development Authority, Revenue Bonds (Insured; GNMA,FNMA, FHLMC) Ser. A	6.00	1/1/2034	1,445,000	1,713,280
South Carolina Jobs-Economic Development Authority, Revenue Bonds, Refunding, Ser. B1(a)	5.00	11/1/2030	5,000,000	5,375,536
South Carolina Jobs-Economic Development Authority, Revenue Bonds, Refunding, Ser. B2(a)	5.00	11/1/2032	2,500,000	2,738,447
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper) Ser. A	4.00	12/1/2037	2,750,000	2,792,615
				13,748,256
Tennessee — 1.5%
Clarksville Public Building Authority, Revenue Bonds (LOC; Bank of America NA)(d)	2.93	7/1/2031	1,910,000	1,910,000
Clarksville Public Building Authority, Revenue Bonds (LOC; Bank of America NA)(d)	2.93	11/1/2035	1,700,000	1,700,000
Knoxville, GO, Refunding	3.00	5/1/2036	2,830,000	2,698,432
Nashville & Davidson County Metropolitan Government, GO, Refunding	2.50	1/1/2029	5,000,000	4,929,350
Tennessee Energy Acquisition Corp., Revenue Bonds, Refunding (Gas Project) Ser. A(a)	5.00	5/1/2028	1,105,000	1,136,639
Tennessee Housing Development Agency, Revenue Bonds, Ser. 1B	3.50	1/1/2047	315,000	314,822
Tennessee Housing Development Agency, Revenue Bonds, Ser. 2B	4.00	1/1/2042	385,000	386,157
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. A	5.00	7/1/2040	800,000	897,314
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. A	5.00	7/1/2043	2,750,000	3,025,072
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2033	1,000,000	1,060,872
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2039	6,000,000	6,252,667
Williamson County, GO	3.10	4/1/2035	2,185,000	2,130,786
				26,442,111
Texas — 12.8%
Alief Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2039	3,605,000	3,655,422
Alief Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2040	3,445,000	3,479,001
Austin Airport System, Revenue Bonds, Refunding, Ser. B	5.00	11/15/2039	3,500,000	3,830,849
Central Texas Regional Mobility Authority, Revenue Bonds, Refunding, Ser. D	4.00	1/1/2035	6,000,000	6,149,685
Central Texas Turnpike System, Revenue Bonds, Refunding, Ser. C	5.00	8/15/2036	10,000,000	11,127,653
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools) (Insured; Permanent School Fund Guarantee Program) Ser. T	4.00	8/15/2035	1,100,000	1,131,242
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (IDEA Public Schools)(Insured; Permanent School Fund Guarantee Program)	5.00	8/15/2039	5,150,000	5,626,367
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. C	5.00	11/1/2031	5,000,000	5,451,849
Dallas Hotel Occupancy, Revenue Bonds, Refunding	4.00	8/15/2028	2,220,000	2,223,468
Dallas Hotel Occupancy, Revenue Bonds, Refunding	4.00	8/15/2035	2,000,000	2,000,909
Dallas Hotel Occupancy, Revenue Bonds, Refunding	4.00	8/15/2036	1,000,000	1,000,158
Dallas Hotel Occupancy, Revenue Bonds, Refunding	4.00	8/15/2038	2,000,000	2,000,195
Dallas Hotel Occupancy, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.)	4.00	8/15/2038	1,000,000	1,000,118
Danbury Higher Education Authority, Revenue Bonds, Ser. A	4.00	8/15/2049	690,000	501,093
Danbury Higher Education Authority, Revenue Bonds, Ser. A	4.75	8/15/2034	1,000,000	925,192
Fort Bend Grand Parkway Toll Road Authority, Revenue Bonds, Refunding, Ser. A	3.00	3/1/2035	4,455,000	4,267,489

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.0% (continued)
Texas — 12.8% (continued)
Fort Bend Grand Parkway Toll Road Authority, Revenue Bonds, Refunding, Ser. A	3.00	3/1/2036	4,330,000	4,092,454
FW Texas Street Public Facility Corp., Revenue Bonds (River Project)	5.00	5/1/2038	5,000,000	5,306,432
Greater Texoma Utility Authority, Revenue Bonds (Sherman Project) (Insured; Build America Mutual) Ser. A	5.00	10/1/2036	1,965,000	2,128,229
Greater Texoma Utility Authority, Revenue Bonds (Sherman Project) (Insured; Build America Mutual) Ser. A	5.00	10/1/2039	5,635,000	6,003,209
Greater Texoma Utility Authority, Revenue Bonds (Sherman Project) (Insured; Build America Mutual) Ser. A	5.00	10/1/2041	2,565,000	2,718,749
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds (Texas Children’s Hospital Obligated Group) (LOC; TD Bank NA) Ser. 3(d)	1.60	10/1/2045	1,000,000	1,000,000
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	4.00	12/1/2037	1,545,000	1,515,726
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	4.00	12/1/2038	1,855,000	1,804,707
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2028	100,000	103,577
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2029	250,000	261,641
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2030	500,000	528,297
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2031	985,000	1,048,383
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2032	300,000	318,216
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2033	500,000	528,414
Houston, GO, Refunding, Ser. A	3.00	3/1/2036	1,500,000	1,417,709
Houston, GO, Refunding, Ser. A	3.00	3/1/2037	2,305,000	2,142,495
Houston Community College System, GO, Refunding	4.00	2/15/2036	5,000,000	5,058,665
Houston Hotel Occupancy Tax, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. C	5.00	9/1/2044	2,400,000	2,599,886
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corp.)	5.00	5/15/2044	4,000,000	4,283,570
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corp.) (Insured; Assured Guaranty Corp.)	5.00	5/15/2041	3,710,000	4,022,339
Lower Colorado River Authority, Revenue Bonds, Refunding, Ser. B(a)	5.00	5/15/2032	6,250,000	6,816,264
Lower Neches Valley Authority Industrial Development Corp., Revenue Bonds (Exxonmobil Project)(d)	2.85	11/1/2038	2,400,000	2,400,000
Newark Higher Education Finance Corp., Revenue Bonds (Insured; Permanent School Fund Guarantee Program) Ser. A	5.00	8/15/2039	1,630,000	1,780,772
Northwest Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. A	5.00	2/15/2039	1,940,000	2,123,703
Pewitt Consolidated Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2039	1,110,000	1,203,539
Southwest Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/1/2040	1,965,000	2,100,806
Southwest Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/1/2041	2,000,000	2,128,668
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds (Baylor Scott & White Health Project) Ser. G(a)	5.00	5/1/2033	7,000,000	7,708,732
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds (CHRISTUS Health Obligated Group) Ser. A(a)	5.00	7/1/2032	2,750,000	3,003,077
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds (Texas Health Resources System) Ser. C(a)	5.00	11/15/2032	10,000,000	11,067,775
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Ascension Senior Credit Group) Ser. C2(a)	5.00	11/15/2035	4,000,000	4,463,996
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Baylor Scott & White Health Project) Ser. E	5.00	11/15/2040	4,500,000	4,989,192
Texas, GO, Refunding	5.00	10/1/2040	10,000,000	11,206,047
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds, Ser. B(a)	5.50	1/1/2034	8,000,000	8,765,861

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.0% (continued)
Texas — 12.8% (continued)
Texas Municipal Gas Acquisition & Supply Corp. VI, Revenue Bonds	5.00	1/1/2036	7,500,000	8,015,182
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2032	2,800,000	2,853,115
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	12/31/2033	1,215,000	1,228,638
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2034	1,500,000	1,511,171
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	12/31/2034	1,500,000	1,508,697
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2035	1,330,000	1,335,457
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	12/31/2035	1,250,000	1,252,736
Texas Public Finance Authority, Revenue Bonds, Refunding	4.00	2/1/2039	2,000,000	2,013,981
Texas Water Development Board, Revenue Bonds (Sustainable Bond)	4.50	10/15/2037	5,700,000	6,073,050
Texas Water Development Board, Revenue Bonds, Ser. B	4.00	10/15/2037	10,000,000	10,089,784
The Mesquite Housing Finance Corp., Revenue Bonds (Palladium Carver Living)(a)	3.35	8/1/2027	2,750,000	2,756,297
Van Alstyne Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2041	1,360,000	1,490,529
Van Alstyne Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2042	1,425,000	1,546,641
Van Alstyne Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2043	1,495,000	1,617,643
Van Alstyne Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2044	1,555,000	1,671,586
Waxahachie Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program)	4.00	8/15/2037	4,700,000	4,882,425
				220,858,752
U.S. Related — .9%
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.00	10/1/2027	100,000	101,713
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.00	10/1/2028	100,000	102,930
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.00	10/1/2029	250,000	259,950
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.00	10/1/2030	135,000	141,554
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.00	10/1/2031	200,000	211,166
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.00	10/1/2033	200,000	213,459
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. B	5.00	10/1/2028	100,000	103,338
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. B	5.00	10/1/2029	225,000	235,393
Guam, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2028	2,000,000	2,010,115
Guam, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2029	2,000,000	2,009,772
Guam, Revenue Bonds, Refunding, Ser. G	5.00	1/1/2031	1,000,000	1,066,839
Guam, Revenue Bonds, Refunding, Ser. G	5.00	1/1/2032	1,000,000	1,076,388
Guam, Revenue Bonds, Refunding, Ser. G	5.00	1/1/2033	1,000,000	1,084,224
Guam, Revenue Bonds, Refunding, Ser. G	5.00	1/1/2034	1,000,000	1,090,042
Guam Government Waterworks Authority, Revenue Bonds, Ser. A	5.25	7/1/2040	1,110,000	1,210,718
Guam Government Waterworks Authority, Revenue Bonds, Ser. A	5.25	7/1/2041	1,060,000	1,144,173
Guam Government Waterworks Authority, Revenue Bonds, Ser. A	5.25	7/1/2042	1,000,000	1,075,873
Puerto Rico, GO, Ser. A(b)	0.00	7/1/2033	25,549	18,647
Puerto Rico, GO, Ser. A1	4.00	7/1/2033	19,853	19,900
Puerto Rico, GO, Ser. A1	4.00	7/1/2035	17,845	17,802
Puerto Rico, GO, Ser. A1	4.00	7/1/2037	15,316	15,140
Puerto Rico, GO, Ser. A1	4.00	7/1/2041	20,824	19,847

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.0% (continued)
U.S. Related — .9% (continued)
Puerto Rico, GO, Ser. A1	4.00	7/1/2046	21,657	19,208
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	21,911	22,260
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	21,555	22,660
Puerto Rico, GO, Ser. A1	5.75	7/1/2031	20,936	22,677
Puerto Rico, Notes, Ser. CW	0.00	11/1/2043	106,422	73,564
Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Ser. ZZ(f)	5.25	7/1/2018	2,500,000	1,837,500
				15,226,852
Utah — 1.0%
Jordan School District, GO (Insured; School Board Guaranty)	2.00	6/15/2032	1,225,000	1,123,453
Jordan School District, GO (Insured; School Board Guaranty)	2.00	6/15/2033	1,250,000	1,127,263
Nebo School District, GO, Refunding (Insured; School Board Guaranty)	2.00	7/1/2033	4,490,000	4,049,039
Salt Lake City Airport, Revenue Bonds, Ser. A	5.00	7/1/2029	2,500,000	2,552,864
Salt Lake City Airport, Revenue Bonds, Ser. A	5.00	7/1/2030	2,000,000	2,041,508
Salt Lake City Airport, Revenue Bonds, Ser. A	5.00	7/1/2031	2,400,000	2,447,957
Utah Charter School Finance Authority, Revenue Bonds (American Leadership Academy Project)	5.00	10/15/2045	3,180,000	3,303,914
Vineyard Redevelopment Agency, Tax Allocation Bonds, Refunding (Geneva Urban Renewal Project) (Insured; Assured Guaranty Corp.)	5.00	5/1/2029	200,000	212,039
Vineyard Redevelopment Agency, Tax Allocation Bonds, Refunding (Geneva Urban Renewal Project) (Insured; Assured Guaranty Corp.)	5.00	5/1/2030	215,000	231,461
Vineyard Redevelopment Agency, Tax Allocation Bonds, Refunding (Geneva Urban Renewal Project) (Insured; Assured Guaranty Corp.)	5.00	5/1/2031	235,000	255,931
				17,345,429
Vermont — .6%
Vermont Educational & Health Buildings Financing Agency, Revenue Bonds, Refunding (University of Vermont Medical Center Obligated Group) Ser. A	5.00	12/1/2032	10,000,000	10,010,209
Washington — 2.9%
Central Puget Sound Regional Transit Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. S1	3.00	11/1/2036	10,000,000	9,548,739
King County Housing Authority, Revenue Bonds, Refunding	5.00	7/1/2040	1,040,000	1,094,674
Port of Seattle, Revenue Bonds, Refunding, Ser. B	5.25	7/1/2039	2,200,000	2,419,492
Port of Seattle, Revenue Bonds, Refunding, Ser. C	5.00	8/1/2030	2,800,000	3,015,237
Snohomish County, GO, Refunding, Ser. A	2.00	12/1/2032	5,450,000	4,955,873
Washington, GO, Refunding, Ser. R2023B	5.00	7/1/2038	11,690,000	12,949,539
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Fred Hutchinson Cancer Center) Ser. A	5.00	3/1/2036	4,000,000	4,540,642
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Fred Hutchinson Cancer Center) Ser. A	5.00	3/1/2037	2,360,000	2,683,648
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Fred Hutchinson Cancer Center) Ser. A	5.00	3/1/2038	2,000,000	2,274,888
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Providence St. Joseph Health Obligated Group) Ser. B	5.00	10/1/2032	2,500,000	2,604,372
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance)(e)	3.00	12/1/2034	435,000	409,480
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance)(e)	3.00	12/1/2035	445,000	412,822
Washington Higher Education Facilities Authority, Revenue Bonds (Seattle University Project)	5.00	5/1/2027	500,000	508,424
Washington Higher Education Facilities Authority, Revenue Bonds (Seattle University Project)	5.00	5/1/2029	500,000	525,654

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 100.0% (continued)
Washington — 2.9% (continued)
Washington Higher Education Facilities Authority, Revenue Bonds (Seattle University Project)	5.00	5/1/2031	790,000	846,021
Washington Higher Education Facilities Authority, Revenue Bonds (Seattle University Project)	5.00	5/1/2032	500,000	532,845
				49,322,350
West Virginia — .2%
West Virginia Hospital Finance Authority, Revenue Bonds (West Virginia University Health System Obligated Group) Ser. B(a)	5.00	6/1/2033	3,250,000	3,531,758
Wisconsin — 1.3%
Public Finance Authority, Revenue Bonds (Wake Forest University Office Building Project)	5.00	7/1/2035	10,000,000	11,023,663
Wisconsin Center District, Revenue Bonds, Refunding	5.00	12/15/2033	7,050,000	7,950,801
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Ascension Health Credit Group) Ser. A	5.00	11/15/2039	4,000,000	4,006,497
				22,980,961
Total Investments (cost $1,721,840,309)			100.0%	1,721,645,611
Liabilities, Less Cash and Receivables			(.0%)	(506,675)
Net Assets			100.0%	1,721,138,936

COP—Certificate of Participation
FHLMC—Federal Home Loan Mortgage Corporation
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
GO—Government Obligation
LOC—Letter of Credit
TSFR—Term Secured Overnight Financing Rate Reference Rates

(a)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(b)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(c)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(d)
The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

(e)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2026, these securities amounted to $19,737,832 or 1.2% of net assets.

(f)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31,
2026 was $1,837,500, which represented .1% of net assets.

See notes to schedule of investments.

Schedule of Investments
BNY Mellon Municipal Intermediate ETF
May 31, 2026 (Unaudited)
The following is a summary of the inputs used as of May 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	—	1,721,645,611	—	1,721,645,611
	—	1,721,645,611	—	1,721,645,611

†	See Schedule of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
BNY Mellon ETF Trust II’s (the “Trust”) Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight.
Investments in municipal securities and instruments generally will be valued, to the extent possible, by one or more independent pricing services (the “Service”). When, in the judgment of the Service, quoted bid prices for debt securities and instruments are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other debt securities and instruments is determined by the Service based on methods which include consideration of:  yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the board. Overnight and certain other short-term debt securities and instruments (excluding Treasury Bills) will be valued by the amortized cost method, which approximates fair value, unless a Service provides a valuation for such security or, in the opinion of the valuation designee, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations are not readily available or are determined not to reflect fair value accurately, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by the valuation designee using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
At May 31, 2026, accumulated net unrealized depreciation on investments was $194,698, consisting of $23,639,255 gross unrealized appreciation and $23,833,953 gross unrealized depreciation.

At May 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.